FAIR VALUE MEASUREMENTS, Quantitative Information About Level 3 (Details) - Nonrecurring [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Impaired loans	$ 1,621	$ 1,915
Foreclosed assets	324	1,011
Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Impaired loans	1,621	1,915
Foreclosed assets	324	1,011
Impaired Loans #1 [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Impaired loans	$ 101	$ 1,915
Valuation technique	Discounted appraisals	Discounted cash flows
Impaired Loans #1 [Member] | Fair Value, Inputs, Level 3 [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount rate	20.00%	4.25%
Impaired Loans #1 [Member] | Fair Value, Inputs, Level 3 [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount rate	25.00%	6.50%
Impaired Loans #1 [Member] | Fair Value, Inputs, Level 3 [Member] | Weighted Average [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Appraisal adjustments	23.33%
Discount rate		5.89%
Impaired Loans #2 [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Impaired loans	$ 1,520
Valuation technique	Discounted cash flows
Impaired Loans #2 [Member] | Fair Value, Inputs, Level 3 [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount rate	4.75%
Impaired Loans #2 [Member] | Fair Value, Inputs, Level 3 [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount rate	8.50%
Impaired Loans #2 [Member] | Fair Value, Inputs, Level 3 [Member] | Weighted Average [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount rate	7.06%
Foreclosed Assets [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Foreclosed assets	$ 324	$ 1,011
Valuation technique	Discounted appraisals	Discounted appraisals
Appraisal adjustments	15.00%
Foreclosed Assets [Member] | Fair Value, Inputs, Level 3 [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Appraisal adjustments		15.11%
Foreclosed Assets [Member] | Fair Value, Inputs, Level 3 [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Appraisal adjustments		60.47%
Foreclosed Assets [Member] | Fair Value, Inputs, Level 3 [Member] | Weighted Average [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Appraisal adjustments	15.00%	30.75%